Effective as of the close of business on July 31, 2001, Century Shares Trust ("CST") (Reigstration No. 002-11466; File No. 811-00019) was reorganized as a series of Century Capital Management Trust ("CCMT") (Registration No. 333-86067; File No. 811-09561). On March 26, 2002, the following notice on Form 24f-2 was submitted to the Securities and Exchange Commission via EDGAR under CIK 0000018922, corresponding to Registration No. 002-11466 and File No. 811-00019. No registration fee was due with respect to that filing.

This filing is to correct the filing codes so that the following notice is filed under CIK 0001093439, corresponding to Registration No. 333-86067 and File No. 811-09561, and to amend the name and file number information in Items 1-3 of the notice, in all cases to reflect CST's status as a series of CCMT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Amendment No. 1 to
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      Century Capital Management Trust
      One Liberty Square
      Boston, MA  02109

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): Century Shares Trust

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3.    Investment Company Act File Number: 811-09561

      Securities Act File Number:  333-86067

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4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2001

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                       $ 50,317,405

      (ii)    Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                         $76,239,032

      (iii)   Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used to
              reduce registration fees payable
              to the Commission:                                   $          0

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                        $ 76,239,032
                                                                   ------------

      (v)     Net sales -- if 5(i) is greater
              than Item 5(iv)  [subtract Item 5(iv)
              from Item 5(i)]:                                     $          0

      (vi)    Redemption credits available for use
              in future years                          $        (0)

              -- if Item 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]: $25,921,627
                                                       ----------

      (vii)   Multiplier for determining registration
              fee (See Instruction C.9):                             x.000092

      (viii)  Registration fee due [multiply Item 5(v)
              by Item 5(vii)]
              (enter "0" if no fee is due):                       = $        0
                                                                    ==========

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: ---------. -----------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                                    +$        0
                                                                     ----------

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8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
                                                                    =$        0
                                                                     ==========

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9. Date the registration fee and any interest payments was sent to the Commission's lockbox depository:




           [ ]  Wire Transfer
           [ ]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Steven Alfano
                                -------------------------------
                                Steven Alfano, Secretary

Date:  October 1, 2002

  *Please print the name and title of the signing officer below the signature.